Schedule of information by geographical region (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 41,889	$ 8,695	$ 110,278	$ 23,795
Non-current Assets	447,166		447,166		$ 302,812
Portugal country [member]
IfrsStatementLineItems [Line Items]
Revenue			110,036	23,759
Non-current Assets	27,256		27,256		24,810
Spain country [member]
IfrsStatementLineItems [Line Items]
Revenue
Non-current Assets	43,159		43,159		43,100
South korea country [member]
IfrsStatementLineItems [Line Items]
Revenue			242	36
Non-current Assets	274,918		274,918		220,352
United state country [member]
IfrsStatementLineItems [Line Items]
Revenue
Non-current Assets	$ 101,833		$ 101,833		$ 14,550